T. ROWE PRICE GLOBAL ALLOCATION FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
ARGENTINA 0.2%

Common Stocks 0.2%
Globant (USD) (1)	881	93
Loma Negra Cia Industrial Argentina, ADR (USD) (1)	5,935	73
MercadoLibre (USD) (1)	1,487	924
Tenaris (EUR)	1,482	19
Tenaris, ADR (USD)	8,953	224
Total Argentina (Cost $715)		1,333

AUSTRALIA 0.6%

Common Stocks 0.6%
Alumina	20,412	32
Australia & New Zealand Banking Group	13,940	265
BHP Group	24,503	675
BlueScope Steel	2,384	21
Challenger	33,295	160
Charter Hall Retail	5,018	15
Cochlear	1,310	197
CSL	867	135
Dexus	2,214	20
Downer EDI	19,177	94
Evolution Mining	5,139	17
Fortescue Metals Group	5,285	30
Goodman Group	2,874	29
Healius	33,832	68
Incitec Pivot	42,008	100
Independence Group	55,235	200
Macquarie Group	3,292	288
National Storage	8,859	10
Newcrest Mining	3,264	79
NEXTDC (1)	23,406	109
Northern Star Resources	6,263	55
oOh!media	32,172	98

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pendal Group	13,293	71
Quintis (1)(2)	23,792	0
Regis Resources	4,098	15
Rio Tinto	2,323	156
Saracen Mineral Holdings (1)	14,193	40
Scentre Group	56,787	155
South32	205,952	438
Steadfast Group	56,649	147
Suncorp Group	13,369	123
Telstra	19,028	52
WorleyParsons	24,987	274
		4,168
Corporate Bonds 0.0%
Ausgrid Finance, 3.85%, 5/1/23 (USD) (3)	105,000	108
Boral Finance, 3.00%, 11/1/22 (USD) (3)	10,000	10
Transurban Finance, 4.125%, 2/2/26 (USD) (3)	15,000	16
WestPac Banking, 2.15%, 3/6/20 (USD)	110,000	110
Woodside Finance, 3.70%, 3/15/28 (USD) (3)	67,000	68
		312
Total Australia (Cost $4,028)		4,480

AUSTRIA 0.1%

Common Stocks 0.1%
BAWAG Group	6,282	250
Erste Group Bank	20,961	752
Schoeller-Bleckmann Oilfield Equipment	88	7
voestalpine	405	11
Total Austria (Cost $1,036)		1,020

BELGIUM 0.2%

Common Stocks 0.2%
Anheuser-Busch InBev	2,584	260
Biocartis (1)	4,442	53
Galapagos (1)	1,700	295

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

KBC Group	7,879	506
Shurgard Self Storage	569	20
Umicore	6,098	191
		1,325
Corporate Bonds 0.0%
Anheuser-Busch InBev Worldwide, 4.90%, 2/1/46 (USD)	90,000	101
		101
Total Belgium (Cost $1,371)		1,426

BRAZIL 0.8%

Common Stocks 0.5%
B3	18,800	208
Banco Bradesco, ADR (USD)	20,436	185
BR Malls Participacoes	26,880	106
Energias do Brasil	26,336	132
Iguatemi Empresa de Shopping Centers	11,500	145
Lojas Renner	48,121	596
Multiplan Empreendimentos Imobiliarios	12,627	94
Odontoprev	31,800	146
Raia Drogasil	29,482	637
StoneCo, Class A (USD) (1)	18,724	655
Suzano Papel e Celulose	22,000	176
Transmissora Alianca de Energia Eletrica	17,987	131
Vale	9,194	120
		3,331
Preferred Stocks 0.3%
Banco Bradesco (4)	58,925	535
Gerdau (4)	3,358	12
Itau Unibanco Holding (4)	141,846	1,297
Marcopolo (4)	147,100	147
		1,991
Total Brazil (Cost $3,910)		5,322

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CANADA 1.2%

Common Stocks 1.0%
Agnico Eagle Mines	962	50
Alamos Gold, Class A	759	5
Allied Properties Real Estate Investment Trust	514	19
Altus Group	5,800	147
B2Gold (1)	1,851	6
Barrick Gold	7,335	119
Bombardier, Class B (1)(5)	33,908	58
CAE	5,700	154
Cameco	3,236	30
Canada Goose Holdings (USD) (1)	1,964	92
Canadian Apartment Properties	614	23
Canadian Natural Resources	5,541	140
Canadian Pacific Railway	650	155
Canadian Pacific Railway (USD)	790	188
Centerra Gold (1)	479	4
Computer Modelling Group	2,640	13
Descartes Systems Group (1)	3,910	142
Detour Gold (1)	346	5
DIRTT Environmental Solutions (1)	29,967	157
Element Fleet Management	34,865	265
Enbridge (USD)	566	19
Encana (USD)	2,387	11
First Quantum Minerals	1,798	17
Franco-Nevada	3,458	301
Kelt Exploration (1)	1,460	5
Kinross Gold (1)	5,252	21
Kirkland Lake Gold	2,052	85
Lundin Mining	4,775	23
Magna International (USD)	16,531	834
National Bank of Canada	9,065	439
Osisko Gold Royalties	1,470	17
Restaurant Brands International (USD)	4,870	359
Sandstorm Gold (1)	2,179	13

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SEMAFO (1)	8,152	33
Seven Generations Energy, Class A (1)	39,348	219
Shopify, Class A (1)	1,849	588
Spin Master (1)	7,158	203
Sun Life Financial	9,550	397
Suncor Energy (USD)	599	17
TC Energy	3,250	159
TC Energy (USD)	27,730	1,358
Teck Resources, Class B (USD)	3,042	62
Torex Gold Resources (1)	854	11
West Fraser Timber	524	20
Wheaton Precious Metals	1,311	34
		7,017
Corporate Bonds 0.1%
Bank of Montreal, Series D, 3.10%, 4/13/21 (USD)	215,000	218
Bank of Nova Scotia, 3.125%, 4/20/21 (USD)	205,000	208
Canadian Natural Resources, 2.95%, 1/15/23 (USD)	175,000	177
Thomson Reuters, 3.35%, 5/15/26 (USD)	10,000	10
Toronto-Dominion Bank, 3.50%, 7/19/23 (USD)	235,000	245
TransCanada PipeLines, 2.50%, 8/1/22 (USD)	20,000	20
		878
Government Bonds 0.1%
Province of Alberta, 2.20%, 7/26/22 (USD)	130,000	131
Province of Alberta, 3.30%, 3/15/28 (USD)	135,000	144
Province of British Columbia, 2.00%, 10/23/22 (USD)	15,000	15
Province of Manitoba, 2.60%, 4/16/24 (USD)	270,000	276
Province of New Brunswick, 3.625%, 2/24/28 (USD)	250,000	272
Province of Ontario, 2.55%, 2/12/21 (USD)	115,000	116
Province of Quebec, 2.875%, 10/16/24 (USD)	50,000	52
		1,006
Total Canada (Cost $7,697)		8,901

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.0%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $45
(USD)(1)(2)(6)	8,048	45
		45
Convertible Preferred Stocks 0.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $96 (USD)
(1)(2)(6)	1,944	96
		96
Total Cayman Islands (Cost $141)		141

CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)	27,508	310
Banco Santander Chile, ADR (USD)	14,868	431
		741
Corporate Bonds 0.0%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)	250,000	275
		275
Total Chile (Cost $950)		1,016

CHINA 2.9%
Common Stocks 2.4%
3SBio (HKD) (1)	61,000	103
58.com, ADR (USD) (1)	7,891	445
AAC Technologies Holdings (HKD)	15,500	83
Alibaba Group Holding, ADR (USD) (1)	27,788	4,810
Anhui Conch Cement, H Shares (HKD)	60,000	346
Baidu, ADR (USD) (1)	3,257	364
Baozun, ADR (USD) (1)	3,040	151
Beijing Enterprises Holdings (HKD)	24,500	120
China Longyuan Power Group, H Shares (HKD)	220,000	134
China Mengniu Dairy (HKD)	198,000	799
China Overseas Land & Investment (HKD)	38,000	130
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

China Resources Beer Holdings (HKD)	52,000	244
Country Garden Services Holdings (HKD)	279,000	672
CSPC Pharmaceutical Group (HKD)	68,000	118
CStone Pharmaceuticals (HKD) (1)	57,000	86
Ctrip.com International, ADR (USD) (1)	10,266	400
Fosun International (HKD)	64,500	84
Haier Electronics Group (HKD)	65,000	153
Hansoh Pharmaceutical Group (HKD) (1)	14,000	38
Hengan International Group (HKD)	44,000	333
Hope Education Group (HKD) (5)	658,000	105
Huaneng Renewables, H Shares (HKD)	378,000	103
Huazhu Group, ADR (USD)	3,612	118
Livzon Pharmaceutical Group, H Shares (HKD)	35,230	85
Luthai Textile, B Shares (HKD)	75,300	76
PICC Property & Casualty, H Shares (HKD)	182,000	216
Ping An Insurance Group, H Shares (HKD)	95,000	1,120
Sinopec Engineering Group, H Shares (HKD)	136,000	107
Sinotrans, H Shares (HKD)	259,000	89
SSY Group (HKD)	134,000	119
Sunny Optical Technology Group (HKD)	14,100	163
TAL Education Group, ADR (USD) (1)	3,404	110
Tencent Holdings (HKD)	86,654	4,037
Tencent Music Entertainment Group, ADR (USD) (1)	16,553	236
TravelSky Technology, H Shares (HKD)	17,000	33
Tsingtao Brewery, H Shares (HKD)	22,000	129
TuanChe, ADR (USD) (1)	1,890	9
Wise Talent Information Technology (HKD) (1)	47,600	113
YY, ADR (USD) (1)	3,151	202
		16,783
Common Stocks - China A Shares 0.3%
Anhui Conch Cement (CNH)	20,500	117
BTG Hotels Group (CNH)	59,473	146
Gree Electric Appliances of Zhuhai (CNH)	70,900	562
Guangzhou Wondfo Biotech (CNH)	5,187	29
Hangzhou Hikvision Digital Technology (CNH)	44,900	198
Jiajiayue Group (CNH)	36,300	121
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Kweichow Moutai (CNH)	3,530	494
Midea Group (CNH)	11,000	86
Opple Lighting (CNH)	20,226	88
Shenzhen Sunway Communication (CNH) (1)	22,900	93
Yifeng Pharmacy Chain (CNH)	12,700	128
Yixintang Pharmaceutical (CNH)	29,051	103
		2,165
Convertible Preferred Stocks 0.0%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost $9
(USD)(1)(2)(6)	344	18
		18
Corporate Bonds 0.2%
Alibaba Group Holding, 4.00%, 12/6/37 (USD)	400,000	421
Baidu, 3.875%, 9/29/23 (USD)	210,000	218
State Grid Overseas Investment, 3.75%, 5/2/23 (USD) (3)	215,000	224
Tencent Holdings, 2.985%, 1/19/23 (USD) (3)	200,000	202
Weibo, 3.50%, 7/5/24 (USD)	255,000	256
		1,321
Total China (Cost $17,369)		20,287

COLOMBIA 0.0%
Common Stocks 0.0%
Grupo Aval Acciones y Valores, ADR (USD)	14,350	108
Total Colombia (Cost $115)		108

CZECH REPUBLIC 0.0%
Common Stocks 0.0%
Komercni banka	3,140	121
Total Czech Republic (Cost $121)		121

DENMARK 0.2%
Common Stocks 0.2%
Ambu, Class B	12,914	189

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ascendis Pharma, ADR (USD) (1)	650	75
Danske Bank	11,717	174
GN Store Nord	3,152	149
Netcompany Group (1)	3,348	132
Novo Nordisk, B Shares	13,656	656
Total Denmark (Cost $1,382)		1,375

EGYPT 0.0%

Common Stocks 0.0%
Edita Food Industries, GDR (USD)	6,243	33
Integrated Diagnostics Holdings (USD)	20,481	104
Total Egypt (Cost $131)		137

FINLAND 0.2%

Common Stocks 0.2%
Huhtamaki	2,622	100
Kojamo	1,922	27
Konecranes	11,954	350
Sampo, A Shares	5,339	222
Stora Enso, R Shares	21,109	243
Terveystalo	11,235	111
Wartsila	1,310	16
Total Finland (Cost $1,216)		1,069

FRANCE 2.3%

Common Stocks 2.1%
Air Liquide	9,348	1,290
Airbus	3,287	465
ArcelorMittal	2,251	36
AXA	23,411	590
BioMerieux	357	30
BNP Paribas	23,476	1,099
Capgemini	2,604	331
Criteo, ADR (USD) (1)	1,545	29
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Dassault Aviation	634	871
Edenred	3,605	181
Electricite de France	9,835	122
Engie	36,038	555
EssilorLuxottica	7,118	963
Eurofins Scientific (5)	420	180
Eutelsat Communications	13,836	264
Gecina	208	32
Iliad	1,628	168
JCDecaux (5)	14,287	411
Kering	479	247
L'Oreal	1,487	398
Legrand	2,428	171
LVMH Moet Hennessy Louis Vuitton	176	73
Orange	12,455	185
Sanofi	4,965	414
Schneider Electric	9,812	847
SEB	2,819	451
SMCP (1)(5)	10,676	167
Solocal Group (1)(5)	82,691	68
SPIE	5,878	109
Tarkett	1,867	31
Thales	8,263	931
Tikehau Capital	4,190	91
TOTAL	37,419	1,939
TOTAL, ADR (USD)	17,296	895
Ubisoft Entertainment (1)(7)	1,461	120
Unibail-Rodamco-Westfield	1,084	145
		14,899
Corporate Bonds 0.2%
BPCE, 4.00%, 9/12/23 (USD) (3)	265,000	277
BPCE, 4.50%, 3/15/25 (USD) (3)	400,000	419
Credit Agricole, 3.75%, 4/24/23 (USD) (3)	250,000	259
Total Capital International, 2.434%, 1/10/25 (USD)	275,000	276
		1,231
Total France (Cost $15,997)		16,130
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

GEORGIA 0.0%

Common Stocks 0.0%
Georgia Healthcare Group (GBP)	23,222	64
Total Georgia (Cost $71)		64

GERMANY 1.5%

Common Stocks 1.4%
ADO Properties	2,361	101
AIXTRON (1)	23,496	262
Allianz	3,903	906
Aumann	1,357	22
BASF	5,625	373
Bayer	15,025	973
BMW	1,372	101
Brenntag	1,856	91
Commerzbank	21,038	143
Covestro	3,629	164
Daimler	8,229	425
E.ON	41,948	418
Fresenius	6,834	342
GEA Group	3,424	85
HeidelbergCement	979	71
HUGO BOSS	626	39
Hypoport (1)	302	80
Infineon Technologies	3,371	62
Instone Real Estate Group (1)	6,675	142
Knorr-Bremse	2,627	266
Merck	638	65
Munich Re	2,405	573
Norma Group	2,646	95
SAP	2,008	245
Scout24 (1)	13,259	733
SGL Carbon (1)	11,349	76
Shop Apotheke Europe (1)	1,991	78
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Siemens	8,093	881
Siemens Healthineers	4,700	195
Stroeer	2,193	173
Symrise	218	20
Telefonica Deutschland Holding	96,715	244
thyssenkrupp	1,300	17
Wirecard	2,053	341
Zalando (1)	18,875	863
		9,665
Preferred Stocks 0.0%
Sartorius (4)	273	55
		55
Corporate Bonds 0.1%
Bayer US Finance II, 3.50%, 6/25/21 (USD) (3)	310,000	315
BMW U.S. Capital, 2.95%, 4/14/22 (USD) (3)	295,000	299
BMW U.S. Capital, 3.25%, 8/14/20 (USD) (3)	285,000	287
		901
Total Germany (Cost $11,242)		10,621

HONG KONG 0.6%

Common Stocks 0.5%
AIA Group	196,000	2,010
Chow Sang Sang Holdings International	36,000	49
CK Hutchison Holdings	45,760	428
Galaxy Entertainment Group	35,000	238
Hang Lung Properties	12,000	28
Hongkong Land Holdings (USD)	17,400	106
Hysan Development	5,000	24
Impro Precision Industries (1)	214,000	117
Jardine Matheson Holdings (USD)	4,700	285
Samsonite International	51,300	101
SITC International Holdings	159,000	175
Sun Hung Kai Properties	3,583	58
		3,619

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Corporate Bonds 0.1%
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.907%, 9/20/21
(USD) (3)	295,000	295
AIA Group, 3.60%, 4/9/29 (USD) (3)	265,000	277
		572
Total Hong Kong (Cost $3,473)		4,191

HUNGARY 0.1%

Common Stocks 0.1%
OTP Bank	7,942	331
Total Hungary (Cost $314)		331

INDIA 0.6%

Common Stocks 0.6%
Axis Bank	54,278	530
Blue Star	8,890	89
Cyient	12,694	84
Escorts	11,241	76
HDFC Bank	12,226	399
Hexaware Technologies	25,155	132
Housing Development Finance	38,728	1,191
ICICI Bank, ADR (USD)	8,900	109
Infosys	16,345	187
Maruti Suzuki India	3,637	288
NTPC	180,821	332
Petronet LNG	22,319	76
Power Grid of India	54,733	168
TeamLease Services (1)	2,835	109
Torrent Pharmaceuticals	5,111	124
Varroc Engineering (1)	7,396	45
Yes Bank	28,010	36
Total India (Cost $3,601)		3,975

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
INDONESIA 0.2%
Common Stocks 0.2%
Astra International	651,400	323
Bank Central Asia	448,800	985
Bank Negara Indonesia Persero	146,900	88
Sarana Menara Nusantara	2,665,100	141
Total Indonesia (Cost $1,191)		1,537

IRELAND 0.3%
Common Stocks 0.1%
Cairn Homes (1)	88,490	104
DCC (GBP)	5,262	444
Ryanair Holdings, ADR (USD) (1)	1,144	71
		619
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.30%, 1/23/23 (USD)	150,000	152
AerCap Ireland Capital, 4.125%, 7/3/23 (USD)	150,000	156
Avolon Holdings Funding, 3.95%, 7/1/24 (USD) (3)	70,000	72
CRH America Finance, 3.95%, 4/4/28 (USD) (3)	200,000	209
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23 (USD)	300,000	303
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (USD) (3)	315,000	327
		1,219
Total Ireland (Cost $1,792)		1,838

ISRAEL 0.0%
Corporate Bonds 0.0%
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21 (USD)	35,000	33
Total Israel (Cost $35)		33

ITALY 0.7%
Common Stocks 0.6%
Amplifon	19,626	484
Banca Mediolanum (5)	33,806	242
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Brunello Cucinelli	2,556	81
Carel Industries (5)	12,816	158
Eni	41,801	653
Ferrari (USD)	437	70
FinecoBank Banca Fineco	47,513	473
Gima TT	6,133	55
Hera	141,413	526
Intesa Sanpaolo	75,811	164
Italgas	75,668	478
Leonardo	3,824	47
Moncler	5,913	243
Piovan	7,577	53
Prysmian	35,571	732
Telecom Italia	191,666	102
		4,561
Corporate Bonds 0.1%
Enel Finance International, 4.25%, 9/14/23 (USD) (3)	215,000	227
Eni, 4.00%, 9/12/23 (USD) (3)	295,000	308
		535
Total Italy (Cost $4,923)		5,096

JAPAN 4.9%

Common Stocks 4.7%
Aida Engineering	9,700	77
Aisin Seiki	3,100	101
Aruhi (5)	9,200	173
Asahi Kasei	25,500	259
Asics	6,600	71
Astellas Pharma	50,100	710
Bank of the Ryukyus	1,500	16
Benefit One	8,800	150
Benesse Holdings	4,100	96
Bridgestone	3,500	131
Calbee	4,500	127
Capcom	2,100	44
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Central Japan Railway	1,500	301
Chugai Pharmaceutical	6,000	429
Coca-Cola Bottlers Japan Holdings	10,000	246
CyberAgent	10,100	405
Daiichi Sankyo	1,800	109
Daikin Industries	2,300	285
Daio Paper	22,100	264
DeNA	2,900	55
Denka	1,900	55
DIC	8,300	224
Disco	1,700	312
Eiken Chemical	4,600	77
Electric Power Development	14,200	318
en-japan	2,500	103
Ezaki Glico	5,100	221
FamilyMart UNY Holdings	3,200	68
FANUC	1,200	213
Fast Retailing	200	120
FUJIFILM Holdings	2,900	137
Fujitec	19,900	248
Fujitsu	1,800	140
Fujitsu General	17,900	286
Fukuoka Financial Group	6,400	117
GMO Payment Gateway	3,500	253
Hamamatsu Photonics	5,500	204
Hanwa	6,300	172
Heiwa Real Estate	6,800	143
Hikari Tsushin	1,300	287
HIS	2,400	59
Hitachi Metals	25,600	269
Honda Motor	4,700	117
Horiba	1,300	70
Hoshino Resorts REIT	63	326
Hoshizaki	5,700	403
Ibiden	3,700	66
Idec	3,500	63
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Istyle (1)	7,800	59
Isuzu Motors	10,000	111
Jamco	2,500	46
Japan Tobacco	6,300	139
JFE Holdings	1,600	21
JGC	6,800	88
JINS Holdings	1,400	74
Kakaku.com	2,400	50
Kansai Paint	11,200	221
Keyence	600	344
Kirin Holdings	14,200	308
Koito Manufacturing	3,600	180
Komatsu	4,000	89
Kubota	11,400	176
Kusuri no Aoki Holdings	800	53
Mabuchi Motor	6,300	217
Maeda	17,400	130
Mercari (1)(5)	1,100	29
METAWATER	3,200	107
Miraca Holdings	700	16
Mitsubishi	9,600	258
Mitsubishi Electric	81,500	1,064
Mitsubishi Estate	5,200	96
Mitsubishi Heavy Industries	2,900	120
Mitsubishi Motors	45,900	202
Mitsubishi UFJ Financial Group	101,100	499
Mitsubishi UFJ Lease & Finance	35,600	189
Mitsui Fudosan	13,000	293
Mitsui Fudosan Logistics Park	67	242
Mitsui Mining & Smelting	10,200	234
Miura	16,900	467
Modec	4,100	109
Money Forward (1)	2,400	73
Mori Hills REIT Investment (5)	65	96
Murata Manufacturing	11,600	531
Musashi Seimitsu Industry	10,400	136
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nextage	5,900	67
NGK Spark Plug	6,000	115
Nidec	700	94
Nifco	7,100	175
Nikkiso	7,400	95
Nintendo	400	147
Nippon Accommodations Fund	7	41
Nippon Ceramic	5,500	143
Nippon Kanzai	3,000	51
Nippon Paint Holdings	2,700	117
Nippon Prologis REIT	14	34
Nippon Seiki	15,800	277
Nippon Shokubai	1,700	110
Nippon Soda	3,500	88
Nippon Steel	2,800	44
Nippon Telegraph & Telephone	38,300	1,728
Nitto Boseki	3,700	83
NOF	3,700	132
NTT DOCOMO	11,300	271
Obara Group	2,800	97
Omron	3,600	171
ORIX	7,200	103
Otsuka Holdings	3,200	118
Outsourcing	5,800	69
PALTAC	2,000	98
Pan Pacific International Holdings	1,200	77
Panasonic	22,400	189
Persol Holdings	14,600	353
Pigeon (5)	2,100	77
Pola Orbis Holdings	6,200	156
Press Kogyo	2,100	9
Recruit Holdings	16,100	545
Renesas Electronics (1)	20,800	122
Round One	9,500	144
Sakata INX	14,500	146
Sakata Seed	2,200	71
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sansan (1)(5)	3,100	169
Sanwa Holdings	14,600	163
Sega Sammy Holdings	17,000	218
Seria	3,000	70
Seven & i Holdings	18,400	628
Shimadzu	5,300	127
Shimano	1,300	183
SMC	700	254
SMS	11,400	253
SoftBank	11,600	156
SoftBank Group	14,500	740
Solasto (5)	25,900	283
Sompo Holdings	3,700	153
Sony	3,300	188
Stanley Electric	19,800	491
Sumitomo	39,700	589
Sumitomo Densetsu	6,600	117
Sumitomo Electric Industries	9,300	115
Sumitomo Metal Mining	3,700	105
Sumitomo Mitsui Trust Holdings	5,400	185
Sumitomo Rubber Industries	8,200	89
Sumitomo Seika Chemicals	3,900	122
Suzuki Motor	12,700	497
Takeda Pharmaceutical	29,346	1,010
Takeda Pharmaceutical, ADR (USD)	5,859	103
TechnoPro Holdings	3,800	215
Terumo	4,300	125
THK	9,300	234
Tokio Marine Holdings	7,100	377
Tokyo Electron	2,200	373
Tosoh	2,700	38
Toyo Tire (5)	7,800	102
Toyota Motor	12,300	795
Trend Micro	1,500	65
UT Group	8,900	195
VT Holdings	16,000	63
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Welcia Holdings	4,400	204
Yahoo Japan	95,900	281
Yellow Hat	8,500	109
Yume No Machi Souzou Iinkai (5)	5,200	78
Yumeshin Holdings (5)	6,400	47
Zenkoku Hosho	1,300	51
Zojirushi (5)	6,700	81
ZOZO	18,400	347
		33,332
Corporate Bonds 0.2%
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21 (USD)	300,000	306
Panasonic, 2.536%, 7/19/22 (USD) (3)	200,000	200
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (USD)	340,000	355
Toyota Motor, 3.183%, 7/20/21 (USD)	295,000	300
		1,161
Total Japan (Cost $33,900)		34,493

KUWAIT 0.0%
Common Stocks 0.0%
National Bank of Kuwait	46,144	151
Total Kuwait (Cost $146)		151

LUXEMBOURG 0.0%
Common Stocks 0.0%
B&S Group	3,718	61
Orion Engineered Carbons (USD)	324	6
Total Luxembourg (Cost $68)		67

MEXICO 0.1%
Common Stocks 0.1%
Concentradora Fibra Danhos	10,500	14
Fresnillo (GBP)	1,897	14
Grupo Aeroportuario del Sureste, ADR (USD)	805	122
Grupo Mexico, Series B	7,000	17
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrias Penoles	1,217	11
Wal-Mart de Mexico	117,093	346
		524
Corporate Bonds 0.0%
BBVA Bancomer, 4.375%, 4/10/24 (USD) (3)	150,000	156
Petroleos Mexicanos, 6.00%, 3/5/20 (USD)	13,000	13
Petroleos Mexicanos, 6.375%, 2/4/21 (USD)	20,000	21
		190
Total Mexico (Cost $661)		714

NETHERLANDS 1.3%

Common Stocks 1.2%
Aalberts	2,868	115
ABN AMRO Group, GDR	19,797	396
Akzo Nobel	1,666	157
Argenx, ADR (USD) (1)	1,347	189
ASML Holding	5,379	1,199
ASML Holding (USD)	3,310	738
Basic-Fit (1)	2,086	66
Corbion	17,021	556
GrandVision	6,761	203
IMCD	2,532	223
ING Groep	31,138	346
Intertrust	7,343	140
Kendrion	2,023	39
Koninklijke DSM	5,274	653
Koninklijke Philips	25,179	1,181
Koninklijke Vopak	7,805	385
NXP Semiconductors (USD)	15,573	1,610
Takeaway.com (1)(5)	2,086	187
Van Lanschot Kempen, GDR	4,452	91
		8,474
Corporate Bonds 0.1%
Cooperatieve Rabobank, 3.125%, 4/26/21 (USD)	250,000	253
ING Groep, 3.55%, 4/9/24 (USD)	255,000	264
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Shell International Finance, 3.25%, 5/11/25 (USD)	75,000	79
Unilever Capital, 3.00%, 3/7/22 (USD)	150,000	153
		749
Total Netherlands (Cost $7,758)		9,223

NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare	26,227	283
Total New Zealand (Cost $184)		283

NORWAY 0.2%
Common Stocks 0.2%
DNB	22,083	395
Equinor	16,832	302
Norsk Hydro	6,509	22
Storebrand	34,288	232
Yara International	1,677	78
Total Norway (Cost $987)		1,029

PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)	25,000	35
Total Panama (Cost $28)		35

PERU 0.2%
Common Stocks 0.2%
Cia de Minas Buenaventura, ADR (USD)	1,316	20
Credicorp (USD)	3,218	702
Southern Copper (USD)	12,439	445
Total Peru (Cost $1,209)		1,167

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PHILIPPINES 0.1%
Common Stocks 0.1%
SM Investments	30,431	595
Universal Robina	87,460	274
Total Philippines (Cost $726)		869

POLAND 0.0%
Common Stocks 0.0%
Powszechny Zaklad Ubezpieczen	3,826	41
		41
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)	55,000	58
		58
Total Poland (Cost $99)		99

PORTUGAL 0.1%
Common Stocks 0.1%
Banco Comercial Portugues, Class R	229,221	59
Galp Energia	32,676	509
Jeronimo Martins	18,549	299
Total Portugal (Cost $872)		867

RUSSIA 0.3%
Common Stocks 0.3%
Alrosa	21,950	28
Mail.Ru Group, GDR (USD) (1)	18,770	481
MMC Norilsk Nickel	177	41
Sberbank of Russia, ADR (USD)	84,752	1,258
X5 Retail Group, GDR (USD)	5,124	171
Yandex, Class A (USD) (1)	5,754	226
Total Russia (Cost $1,882)		2,205

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Al Rajhi Bank	21,760	398
		398
Corporate Bonds 0.0%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD) (3)	245,000	247
		247
Total Saudi Arabia (Cost $579)		645

SINGAPORE 0.1%
Common Stocks 0.1%
CapitaLand Commercial Trust	11,300	17
CapitaLand Mall Trust	14,300	27
DBS Group Holdings	16,300	311
United Overseas Bank	19,800	377
Wilmar International	73,100	211
		943
Corporate Bonds 0.0%
United Overseas Bank, 3.20%, 4/23/21 (USD) (3)	200,000	203
		203
Total Singapore (Cost $949)		1,146

SOUTH AFRICA 0.5%
Common Stocks 0.5%
Absa Group	13,794	153
Anglo American Platinum	460	27
Anglogold Ashanti	1,708	29
Bid	3,033	63
Clicks Group	11,661	166
FirstRand	146,251	626
Gold Fields	3,482	18
Impala Platinum Holdings (1)	4,335	23
Naspers, N Shares	5,526	1,347

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sanlam	95,294	493
Shoprite Holdings	34,701	373
Total South Africa (Cost $3,315)		3,318

SOUTH KOREA 1.0%

Common Stocks 0.9%
Douzone Bizon	1,863	100
Korean Reinsurance	2,195	15
KT	5,175	122
KT, ADR (USD)	8,068	95
LEENO Industrial	898	42
LG Household & Health Care	1,062	1,124
NAVER	6,831	792
Osstem Implant (1)	2,485	144
POSCO	232	44
Samsung Electronics	86,074	3,260
SK Hynix	6,312	404
		6,142
Preferred Stocks 0.1%
Samsung Electronics (4)	10,406	322
		322
Total South Korea (Cost $6,238)		6,464

SPAIN 0.7%

Common Stocks 0.7%
Acerinox	39,474	330
Aedas Homes (1)	18,494	418
Amadeus IT Group, A Shares (7)	6,402	500
Bankinter	58,036	377
Cellnex Telecom	24,271	908
CIE Automotive	3,482	88
Grifols	10,246	332
Grifols, ADR (USD)	2,361	54
Iberdrola (5)	54,375	516

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Iberdrola, Interim Shares	21	—
Indra Sistemas (1)	5,880	50
Inmobiliaria Colonial Socimi	27,719	309
Laboratorios Farmaceuticos Rovi	7,106	163
Red Electrica	17,792	336
Tecnicas Reunidas (1)	1,414	34
Telefonica	22,562	172
Vidrala	145	13
		4,600
Corporate Bonds 0.0%
Banco Santander, 3.848%, 4/12/23 (USD)	200,000	207
		207
Total Spain (Cost $4,468)		4,807

SUPRANATIONAL 0.0%

Corporate Bonds 0.0%
European Investment Bank, 1.625%, 12/15/20 (USD)	65,000	65
Total Supranational (Cost $65)		65

SWEDEN 0.7%

Common Stocks 0.7%
Ambea	11,638	82
Autoliv, SDR	7,296	528
Avanza Bank Holding	13,057	116
Boliden	3,255	74
Elekta, B Shares	34,554	492
Epiroc, A Shares	30,145	330
Epiroc, B Shares	1,476	15
Essity, B Shares	38,696	1,149
Getinge, B Shares	49,167	721
Hexagon, B Shares	8,434	409
Hufvudstaden, A Shares	1,855	33
Husqvarna, B Shares	30,844	273
LM Ericsson, B Shares	25,587	224

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lundin Petroleum	691	22
Nordea Bank	27,397	176
Sandvik	1,254	19
Svenska Handelsbanken, A Shares	35,463	319
Thule Group	9,962	218
		5,200
Corporate Bonds 0.0%
Svenska Handelsbanken, 3.35%, 5/24/21 (USD)	100,000	102
		102
Total Sweden (Cost $4,951)		5,302

SWITZERLAND 2.0%

Common Stocks 1.9%
ABB	14,769	279
Adecco Group	1,344	73
Alcon (1)	4,018	233
Alcon (USD) (1)	9,847	579
ams (1)	2,103	110
DKSH Holding	2,765	140
dormakaba Holding	175	128
Dufry	1,137	100
GAM Holding (1)	7,130	31
Julius Baer Group	4,620	197
Lonza Group	979	335
Nestle	31,318	3,322
Novartis	23,559	2,160
PSP Swiss Property	1,683	202
Roche Holding	9,101	2,436
Sensirion Holding (1)(5)	1,649	59
TE Connectivity (USD)	3,348	309
Tecan Group	1,096	278
Temenos	448	79
UBS Group	86,419	965
Zur Rose Group (1)	1,554	148

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Zurich Insurance Group	4,515	1,571
		13,734
Corporate Bonds 0.1%
Credit Suisse Group, VR, 2.997%, 12/14/23 (USD) (3)(8)	250,000	251
Syngenta Finance, 3.698%, 4/24/20 (USD) (3)	205,000	206
		457
Total Switzerland (Cost $12,331)		14,191

TAIWAN 0.8%
Common Stocks 0.8%
Catcher Technology	21,000	154
China Steel	36,000	28
Largan Precision	8,000	1,081
Machvision	7,000	83
President Chain Store	25,000	240
Silergy	11,000	222
Sinbon Electronics	32,299	137
Taiwan Semiconductor Manufacturing	385,000	3,166
Taiwan Union Technology	32,000	131
Teco Electric & Machinery	65,000	52
Uni-President Enterprises	91,910	238
Total Taiwan (Cost $4,522)		5,532

THAILAND 0.1%
Common Stocks 0.1%
Airports of Thailand	59,300	138
CP ALL	289,100	807
Total Thailand (Cost $640)		945

TURKEY 0.0%
Common Stocks 0.0%
BIM Birlesik Magazalar	21,180	178
Total Turkey (Cost $162)		178

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UNITED ARAB EMIRATES 0.1%

Common Stocks 0.1%
Air Arabia (1)	257,133	78
DP World (USD)	516	8
First Abu Dhabi Bank	107,275	464
Network International Holdings (GBP) (1)	33,699	251
Total United Arab Emirates (Cost $616)		801

UNITED KINGDOM 3.6%

Common Stocks 3.5%
Abcam	20,160	319
AJ Bell	9,720	49
Amcor (AUD)	62,507	661
Anglo American	1,847	45
Ascential	76,508	370
ASOS (1)(5)	10,027	315
AstraZeneca	6,646	574
AstraZeneca, ADR (USD)	7,750	336
Aviva	39,393	193
Bakkavor Group	52,633	68
Barclays, ADR (USD)	5,684	42
BHP Group	15,362	366
BP	10,687	71
BP, ADR (USD)	21,005	835
British American Tobacco	14,572	519
Britvic	5,198	58
BT Group	60,379	141
Burberry Group	14,053	387
Cairn Energy (1)	5,149	10
Centamin	8,091	13
Cineworld Group	69,009	214
Close Brothers Group	2,470	40
Cobham (1)	17,323	35
Compass Group	10,031	254
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ConvaTec Group	41,283	78
Croda International	1,226	70
Derwent London	748	26
Diageo	9,153	382
Direct Line Insurance Group	61,113	239
Draper Esprit (1)	20,338	125
Experian	17,730	538
Farfetch, Class A (USD) (1)	6,397	129
First Derivatives	5,981	213
Funding Circle Holdings (1)	7,521	10
Genus	4,240	136
GlaxoSmithKline	18,429	381
GlaxoSmithKline, ADR (USD)	18,962	783
Glencore	20,366	65
Grainger	3,545	10
Great Portland Estates	81,841	657
Homeserve	5,745	79
HSBC Holdings	17,799	143
Intermediate Capital Group	18,818	317
Investec	36,701	209
IP Group (1)	36,545	30
IQE (1)(5)	206,941	168
Johnson Matthey	18,944	739
Keywords Studios	9,784	196
Kingfisher	77,559	209
Liberty Global, Class A (USD) (1)	1,761	47
LivaNova (USD) (1)	3,260	251
Lloyds Banking Group	1,033,652	669
London Stock Exchange Group	3,453	277
Majestic Wine (5)	15,875	49
Meggitt	67,282	486
Melrose Industries	91,176	206
Mondi	708	15
National Grid	70,278	720
Next	1,769	130
Ocado Group (1)	17,795	269
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oxford Instruments	4,227	66
Persimmon	7,569	185
Playtech	103,884	558
Polypipe Group	8,139	40
Prudential	60,880	1,253
Rathbone Brothers	2,486	67
Reckitt Benckiser Group	6,025	466
RELX	23,656	561
Renishaw	1,675	78
Rio Tinto	4,655	263
Rolls-Royce Holdings	15,053	157
Rotork	27,960	104
Royal Dutch Shell, B Shares	25,012	790
Royal Dutch Shell, Class B, ADR (USD)	7,000	444
RSA Insurance Group	21,403	146
Shaftesbury	2,066	20
Smith & Nephew	10,861	246
Smiths Group	6,088	121
Sophos Group	24,473	129
Spirax-Sarco Engineering	1,360	148
Standard Chartered	22,390	184
Syncona (9)	39,161	121
Ted Baker	5,425	60
Trainline (1)	27,634	144
Travis Perkins	33,325	552
Tyman	29,354	78
Unilever	16,282	980
UNITE Group	1,415	18
Victrex	9,368	232
Vodafone Group	78,375	143
Vodafone Group, ADR (USD)	19,064	345
WANdisco (1)	10,362	74
Watches of Switzerland Group (1)	25,186	87
Weir Group	4,183	76
WPP	35,645	420
Xaar	21,121	23
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

YouGov	23,578	163
		24,508
Convertible Preferred Stocks 0.0%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $49 (USD)
(1)(2)(6)	116	49
		49
Corporate Bonds 0.1%
BP Capital Markets, 1.768%, 9/19/19 (USD)	45,000	45
HSBC Holdings, 5.10%, 4/5/21 (USD)	20,000	21
RELX Capital, 3.50%, 3/16/23 (USD)	45,000	46
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (USD) (8)	300,000	311
Santander, 2.35%, 9/10/19 (USD)	25,000	25
Vodafone Group, 3.75%, 1/16/24 (USD)	180,000	188
		636
Total United Kingdom (Cost $25,757)		25,193

UNITED STATES 68.0%

Common Stocks 24.8%
Abbott Laboratories	1,382	120
AbbVie	12,840	855
Acadia Realty Trust, REIT	2,077	58
AGCO	141	11
Agilent Technologies	579	40
Air Products & Chemicals	3,908	892
Alexander & Baldwin, REIT	1,017	24
Alexandria Real Estate Equities, REIT	574	84
Alexion Pharmaceuticals (1)	2,061	234
Allergan	261	42
Alphabet, Class A (1)	459	559
Alphabet, Class C (1)	5,004	6,088
Altice USA, Class A (1)	13,290	343
Altria Group	3,521	166
Amazon.com (1)	4,273	7,977
American Campus Communities, REIT	1,625	76
American Electric Power	249	22
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

American International Group	69,272	3,879
American Tower, REIT	44	9
Ameriprise Financial	288	42
Anadarko Petroleum	380	28
Analog Devices	6,789	797
Anthem	3,116	918
Apple	3,384	721
Applied Materials	1,543	76
Aptiv	3,641	319
Atlassian, Class A (1)	348	49
Atmos Energy	2,973	324
Automatic Data Processing	265	44
AvalonBay Communities, REIT	1,945	406
Avery Dennison	155	18
AXA Equitable Holdings	7,344	165
Baker Hughes	720	18
Ball	11,828	845
Bank of America	113,331	3,477
Becton Dickinson & Company	12,794	3,234
Black Knight (1)	4,343	275
Boeing	13,478	4,598
Booking Holdings (1)	572	1,079
Booz Allen Hamilton Holding	3,457	238
Boston Properties, REIT	333	44
Boston Scientific (1)	18,245	775
Broadcom	4,145	1,202
Cabot Oil & Gas	899	17
Cal-Maine Foods	177	7
Calyxt (1)	139	1
Camden Property Trust, REIT	872	90
Cboe Global Markets	2,352	257
Centene (1)	3,142	164
Centennial Resource Development, Class A (1)	1,840	11
CenterPoint Energy	7,677	223
Ceridian HCM Holding (1)	8,509	454
CF Industries Holdings	9,228	457
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Charles Schwab	10,014	433
Chevron	205	25
Chubb	6,809	1,041
Cigna	12,415	2,110
Cintas	322	84
Cisco Systems	41,837	2,318
Citigroup	588	42
CME Group	329	64
Cognizant Technology Solutions, Class A	1,960	128
Comcast, Class A	36,500	1,576
Conagra Brands	45,636	1,318
Concho Resources	2,039	199
ConocoPhillips	3,195	189
Constellation Brands, Class A	25	5
Continental Resources (1)	835	31
Cooper	1,890	638
Corteva	282	8
CoStar Group (1)	107	66
Crown Castle International, REIT	3,450	460
CSX	319	22
CubeSmart, REIT	2,452	83
CyrusOne, REIT	221	13
Danaher	18,777	2,638
Delta Air Lines	1,567	96
Devon Energy	955	26
DexCom (1)	1,894	297
Diamondback Energy	451	47
Digital Realty Trust, REIT	402	46
DocuSign (1)	229	12
Dollar General	3,546	475
Dollar Tree (1)	11,853	1,206
Domino's Pizza	100	24
Douglas Emmett, REIT	2,298	94
Dow	2,691	130
Dril-Quip (1)	241	13
DuPont de Nemours	9,924	716
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

East West Bancorp	4,235	203
EastGroup Properties, REIT	293	35
Edison International	11,527	859
Elanco Animal Health (1)	29,999	989
Electronic Arts (1)	3,277	303
Eli Lilly	65	7
Entergy	14,942	1,578
EOG Resources	7,884	677
EPAM Systems (1)	1,245	241
EPR Properties, REIT	60	4
Equifax	1,496	208
Equinix, REIT	107	54
Equity Residential, REIT	2,164	171
Essex Property Trust, REIT	459	139
Evergy	4,376	265
Eversource Energy	275	21
Exxon Mobil	362	27
Facebook, Class A (1)	25,486	4,950
Federal Realty Investment Trust, REIT	503	66
Fidelity National Information Services	13,534	1,803
Fifth Third Bancorp	28,294	840
First Industrial Realty Trust, REIT	524	20
Fiserv (1)	5,879	620
FleetCor Technologies (1)	5,299	1,506
Flowserve	258	13
Fluor	444	14
Fortive	6,087	463
Fortune Brands Home & Security	13,096	720
Fox, Class B	11,304	421
Freeport-McMoRan	4,351	48
General Electric	243,988	2,550
Global Payments	4,301	722
Goldman Sachs Group	137	30
Halliburton	1,106	25
HCA Healthcare	9,519	1,271
Healthcare Realty Trust, REIT	2,922	93
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Healthcare Trust of America, Class A, REIT	2,673	72
Highwoods Properties, REIT	570	26
Hilton Worldwide Holdings	2,940	284
Honeywell International	8,716	1,503
Host Hotels & Resorts, REIT	2,085	36
Hudson Pacific Properties, REIT	1,229	43
Humana	33	10
IAC/InterActiveCorp (1)	977	234
IHS Markit (1)	503	32
Intercontinental Exchange	18,921	1,662
International Paper	6,116	269
Intuit	4,809	1,334
Intuitive Surgical (1)	1,875	974
Jacobs Engineering Group	3,379	279
Jagged Peak Energy (1)	1,203	9
JBG SMITH Properties, REIT	14,268	558
Johnson & Johnson	1,560	203
JPMorgan Chase	5,608	651
Kansas City Southern	2,132	264
Keysight Technologies (1)	10,499	940
Kilroy Realty, REIT	563	45
Kimco Realty, REIT	1,106	21
KLA-Tencor	490	67
Kosmos Energy	2,750	17
Kraft Heinz	4,702	151
L3Harris Technologies	1,495	310
Lam Research	92	19
Liberty Latin America, Class C (1)	7,267	119
Linde	6,969	1,333
Linde (EUR)	1,466	280
Littelfuse	1,048	177
Live Nation Entertainment (1)	3,425	247
Macerich, REIT	2,269	75
Magnolia Oil & Gas, Class A (1)	1,111	12
Marathon Petroleum	428	24
MarketAxess Holdings	626	211
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Marriott International, Class A	4,713	655
Marsh & McLennan	10,676	1,055
Marvell Technology Group	5,869	154
Mastercard, Class A	11,015	2,999
Maxim Integrated Products	12,077	715
McDonald's	9,293	1,958
Medtronic	12,844	1,309
Merck	9,312	773
MGM Resorts International	8,580	258
Microchip Technology	298	28
Micron Technology (1)	19,240	864
Microsoft	77,043	10,499
Monster Beverage (1)	649	42
Moody's	72	15
Morgan Stanley	14,661	653
Motorola Solutions	5,143	854
Nasdaq	1,986	191
National Retail Properties, REIT	121	6
Netflix (1)	4,127	1,333
Newmont Goldcorp	2,742	100
Newmont Goldcorp (CAD)	769	28
NextEra Energy	14,562	3,017
NiSource	21,866	649
Norfolk Southern	188	36
Northrop Grumman	5,371	1,856
Norwegian Cruise Line Holdings (1)	167	8
Nucor	896	49
NVIDIA	4,020	678
Occidental Petroleum	17,259	886
PACCAR	5,266	369
Packaging Corp. of America	6,910	698
Paramount Group, REIT	1,230	17
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81
(1)(2)(6)	5,393	81
PayPal Holdings (1)	11,523	1,272
Pebblebrook Hotel Trust, REIT	499	14

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Pfizer	21,422	832
PG&E (1)	939	17
Philip Morris International	8,657	724
Phillips 66	191	20
Pioneer Natural Resources	807	111
Plains GP Holdings, Class A	637	15
PNC Financial Services Group	3,022	432
PPG Industries	351	41
Progressive	477	39
Prologis, REIT	24,512	1,976
Prudential Financial	2,507	254
PS Business Parks, REIT	153	27
Public Storage, REIT	4,395	1,067
Quaker Chemical	94	18
QUALCOMM	16,472	1,205
Rayonier, REIT	837	24
Realty Income, REIT	209	14
Regency Centers, REIT	1,221	81
Republic Services	4,245	376
Rexford Industrial Realty, REIT	613	25
Roper Technologies	2,883	1,048
Ross Stores	11,673	1,238
Royal Caribbean Cruises	1,449	169
RPM International	655	44
S&P Global	844	207
salesforce.com (1)	7,149	1,105
Sanderson Farms	183	24
Schlumberger	1,226	49
Sempra Energy	19,464	2,636
ServiceNow (1)	3,238	898
Sherwin-Williams	990	508
Simon Property Group, REIT	569	92
SL Green Realty, REIT	1,154	94
SLM	19,485	178
Snap, Class A (1)	31,982	537
Southern	16,437	924
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Spirit AeroSystems Holdings, Class A	2,557	196
Spirit Realty Capital, REIT	69	3
Splunk (1)	8,219	1,112
Steel Dynamics	813	26
Stryker	7,761	1,628
Sunstone Hotel Investors, REIT	3,569	47
Symantec	14,387	310
Synopsys (1)	7,887	1,047
Tableau Software, Class A (1)	1,849	313
Targa Resources	12,004	467
TD Ameritrade Holding	10,421	533
Teladoc Health (1)	4,714	322
Teleflex	943	320
Terreno Realty, REIT	1,407	69
Texas Instruments	12,115	1,515
Thermo Fisher Scientific	9,093	2,525
Toro	255	19
Total System Services	5,016	681
Tradeweb Markets, Class A	1,620	77
Tyson Foods, Class A	39,616	3,149
Ulta Beauty (1)	223	78
Union Pacific	529	95
United Airlines Holdings (1)	2,518	231
United Parcel Service, Class B	10,886	1,301
UnitedHealth Group	6,940	1,728
Urban Edge Properties, REIT	1,462	24
US Bancorp	1,901	109
Valero Energy	280	24
Valmont Industries	71	10
Ventas, REIT	8,271	557
Venture Global LNG, Series C, Acquisition Date: 10/16/17, Cost
$4 (1)(2)(6)	1	5
VEREIT, REIT	718	7
Verizon Communications	64	4
Vertex Pharmaceuticals (1)	3,752	625
VF	854	75

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Visa, Class A	18,143	3,229
VMware, Class A	4,655	812
Vornado Realty Trust, REIT	950	61
Vulcan Materials	2,583	357
Walmart	6,385	705
Walt Disney	2,960	423
Waste Connections	2,449	222
WellCare Health Plans (1)	814	234
Wells Fargo	42,367	2,051
Westlake Chemical	244	17
Weyerhaeuser, REIT	1,264	32
Willis Towers Watson	7,166	1,399
Wix.com (1)	1,525	227
Workday, Class A (1)	2,721	544
WP Carey, REIT	328	28
WPX Energy (1)	1,398	15
Wynn Resorts	1,620	211
Xcel Energy	412	25
Xilinx	358	41
Xylem	278	22
Yum! Brands	4,077	459
Zimmer Biomet Holdings	2,746	371
Zoetis	315	36
Zoom Video Communications, Class A (1)	165	16
		175,909
Convertible Preferred Stocks 0.1%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	2,361	146
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3 (1)(2)(6)	163	4
Fortive, Series A, 5.00%, 7/1/21	104	101
International Flavors & Fragrances, 6.00%, 9/15/21	194	10
NextEra Energy, 6.123%, 9/1/19	5,579	371
Sempra Energy, Series A, 6.00%, 1/15/21	1,357	151
Sempra Energy, Series B, 6.75%, 7/15/21	687	76
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $54 (1)(2)(6)	1,365	54

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $9 (1)(2)(6)	229	9
		922
Corporate Bonds 3.9%
AbbVie, 3.60%, 5/14/25	240,000	247
AbbVie, 4.50%, 5/14/35	30,000	31
Agilent Technologies, 3.875%, 7/15/23	65,000	68
AHS Hospital, 5.024%, 7/1/45	20,000	25
AIG Global Funding, 2.15%, 7/2/20 (3)	25,000	25
AIG Global Funding, 3.35%, 6/25/21 (3)	130,000	132
Air Lease, 2.50%, 3/1/21	85,000	85
Air Lease, 3.50%, 1/15/22	75,000	77
Air Lease, 3.625%, 4/1/27	45,000	45
Alexandria Real Estate Equities, 4.00%, 1/15/24	30,000	32
Altria Group, 4.75%, 5/5/21	20,000	21
Amazon.com, 2.80%, 8/22/24	50,000	51
Amazon.com, 3.875%, 8/22/37	150,000	165
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	26,317	27
American Airlines PTT, Series 2015-1, Class A, 3.375%, 5/1/27	28,097	29
American Campus Communities Operating Partnership, 3.35%,
10/1/20	10,000	10
American Campus Communities Operating Partnership,
3.625%, 11/15/27	230,000	235
American Express, 2.20%, 10/30/20	105,000	105
American Express Credit, 2.20%, 3/3/20	95,000	95
American International Group, 3.30%, 3/1/21	270,000	273
Analog Devices, 2.85%, 3/12/20	75,000	75
Anthem, 2.50%, 11/21/20	50,000	50
Anthem, 4.101%, 3/1/28	130,000	138
Anthem, 4.65%, 1/15/43	20,000	22
Aon, 2.80%, 3/15/21	65,000	65
Aon, 3.875%, 12/15/25	25,000	27
Appalachian Power, 4.45%, 6/1/45	40,000	45
Apple, 3.20%, 5/13/25	260,000	272
Apple, 3.20%, 5/11/27	300,000	312
Aptiv, 4.15%, 3/15/24	15,000	16
AT&T, 3.00%, 6/30/22	150,000	152

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

AutoZone, 3.125%, 4/21/26	170,000	171
AutoZone, 3.75%, 6/1/27	70,000	73
AXA Equitable Holdings, 3.90%, 4/20/23	45,000	47
Baltimore Gas & Electric, 3.35%, 7/1/23	225,000	232
Bank of America, 3.50%, 4/19/26	400,000	417
Bank of America, 4.45%, 3/3/26	50,000	54
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.999%,
6/25/22	250,000	251
Bank of America, VR, 3.55%, 3/5/24 (8)	100,000	103
Bank of America, VR, 4.244%, 4/24/38 (8)	120,000	133
Becton Dickinson & Company, 3.70%, 6/6/27	183,000	191
Berkshire Hathaway, 2.75%, 3/15/23	35,000	36
Berkshire Hathaway Energy, 5.15%, 11/15/43	25,000	31
Biogen, 3.625%, 9/15/22	90,000	93
Boardwalk Pipelines, 4.95%, 12/15/24	10,000	11
Booking Holdings, 3.65%, 3/15/25	30,000	32
Brixmor Operating Partnership, 3.875%, 8/15/22	20,000	21
Brixmor Operating Partnership, 3.90%, 3/15/27	25,000	26
Broadcom, 2.20%, 1/15/21	135,000	134
Broadcom, 3.00%, 1/15/22	110,000	110
Burlington Northern Santa Fe, 3.05%, 9/1/22	65,000	66
Capital One Financial, 3.20%, 1/30/23	230,000	234
Capital One Financial, 3.45%, 4/30/21	135,000	137
Caterpillar Financial Services, 3.15%, 9/7/21	250,000	255
CC Holdings, 3.849%, 4/15/23	25,000	26
Celgene, 3.55%, 8/15/22	250,000	258
Centra Health, 4.70%, 1/1/48	385,000	419
Charter Communications Operating, 4.50%, 2/1/24	250,000	265
Charter Communications Operating, 4.908%, 7/23/25	50,000	54
Cigna, 3.75%, 7/15/23 (3)	175,000	182
Cigna Holding, 3.25%, 4/15/25	250,000	254
Citibank, 3.40%, 7/23/21	250,000	255
Citigroup, 4.45%, 9/29/27	70,000	75
Citigroup, VR, 3.887%, 1/10/28 (8)	315,000	332
Citigroup, VR, 4.075%, 4/23/29 (8)	100,000	107
CMS Energy, 4.875%, 3/1/44	25,000	29

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Columbia Pipeline Group, 3.30%, 6/1/20	40,000	40
CommonSpirit Health, 2.95%, 11/1/22	25,000	25
Concho Resources, 3.75%, 10/1/27	25,000	26
Crown Castle International, 3.70%, 6/15/26	40,000	42
Crown Castle International, 4.75%, 5/15/47	30,000	34
Crown Castle Towers, 3.72%, 7/15/23 (3)	125,000	129
CVS Health, 3.125%, 3/9/20	385,000	386
CVS Health, 3.50%, 7/20/22	40,000	41
Daimler Finance North America, 2.30%, 2/12/21 (3)	150,000	149
Danaher, 2.40%, 9/15/20	40,000	40
DCP Midstream Operating, 3.875%, 3/15/23	25,000	25
Delta Air Lines, 2.875%, 3/13/20	125,000	125
Delta Air Lines, 3.80%, 4/19/23	75,000	77
Delta Air Lines PTT, Series 2015-1, Class B, 4.25%, 7/30/23	30,678	32
Discover Financial Services, 3.75%, 3/4/25	15,000	16
Discover Financial Services, 3.85%, 11/21/22	95,000	99
Dominion Energy, STEP, 2.579%, 7/1/20	230,000	230
Dow Chemical, 3.15%, 5/15/24 (3)	90,000	92
Eaton Vance, 3.625%, 6/15/23	15,000	16
Ecolab, 3.25%, 12/1/27	265,000	275
Elanco Animal Health, 3.912%, 8/27/21	30,000	31
Enbridge Energy Partners, 5.20%, 3/15/20	25,000	25
Eversource Energy, 3.30%, 1/15/28	15,000	15
Exelon Generation, 2.95%, 1/15/20	10,000	10
Exelon Generation, 5.20%, 10/1/19	25,000	25
Express Scripts Holding, 2.60%, 11/30/20	145,000	145
Federal Realty Investment Trust, 2.55%, 1/15/21	60,000	60
Fidelity National Information Services, 4.25%, 5/15/28	135,000	147
Fifth Third Bancorp, 4.30%, 1/16/24	65,000	69
Fifth Third Bank, 3.35%, 7/26/21	250,000	255
FirstEnergy, Series C, 7.375%, 11/15/31	60,000	83
FirstEnergy Transmission, 4.35%, 1/15/25 (3)	65,000	70
Fiserv, 3.20%, 7/1/26	100,000	102
Florida Gas Transmission, 3.875%, 7/15/22 (3)	20,000	21
Florida Gas Transmission, 4.35%, 7/15/25 (3)	215,000	229
Ford Motor Credit, 3.47%, 4/5/21	200,000	201
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

GATX, 2.60%, 3/30/20	205,000	205
General Dynamics, 2.875%, 5/11/20	260,000	261
General Electric, 2.20%, 1/9/20	60,000	60
General Motors, 4.00%, 4/1/25	55,000	56
General Motors Financial, 3.15%, 1/15/20	20,000	20
General Motors Financial, 3.55%, 7/8/22	205,000	208
George Washington University, Series 2014, 4.30%, 9/15/44	15,000	17
Georgia Power, 2.00%, 9/8/20	185,000	184
Gilead Sciences, 1.85%, 9/20/19	45,000	45
Gilead Sciences, 3.25%, 9/1/22	20,000	21
Goldman Sachs Group, 2.75%, 9/15/20	115,000	115
Goldman Sachs Group, 3.00%, 4/26/22	125,000	126
Goldman Sachs Group, 3.50%, 1/23/25	300,000	310
Goldman Sachs Group, 3.85%, 1/26/27	115,000	121
Goldman Sachs Group, 5.15%, 5/22/45	15,000	17
Goldman Sachs Group, 6.75%, 10/1/37	10,000	13
Hackensack Meridian Health, 4.211%, 7/1/48	155,000	172
Harley-Davidson Financial Services, 3.55%, 5/21/21 (3)	200,000	202
Harris, 4.854%, 4/27/35	50,000	56
Healthcare Realty Trust, 3.625%, 1/15/28	30,000	30
Hewlett Packard Enterprise, 2.10%, 10/4/19 (3)	50,000	50
High Street Funding Trust I, 4.111%, 2/15/28 (3)	100,000	106
Humana, 2.625%, 10/1/19	25,000	25
Hyatt Hotels, 3.375%, 7/15/23	30,000	31
Hyundai Capital America, 3.45%, 3/12/21 (3)	170,000	172
Indiana University Health Obligated Group, 3.97%, 11/1/48	145,000	162
Intercontinental Exchange, 3.45%, 9/21/23	275,000	286
Intercontinental Exchange, 3.75%, 12/1/25	75,000	80
International Paper, 5.00%, 9/15/35	35,000	39
Interpublic Group, 3.50%, 10/1/20	30,000	30
Interpublic Group, 4.00%, 3/15/22	55,000	57
ITC Holdings, 2.70%, 11/15/22	95,000	95
John Deere Capital, 2.35%, 1/8/21	75,000	75
JPMorgan Chase, 2.75%, 6/23/20	110,000	110
JPMorgan Chase, 3.375%, 5/1/23	410,000	419
JPMorgan Chase, VR, 3.559%, 4/23/24 (8)	125,000	129
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JPMorgan Chase, VR, 3.882%, 7/24/38 (8)	160,000	169
Kansas City Southern, 4.30%, 5/15/43	25,000	26
Kentucky Utilities, 4.375%, 10/1/45	65,000	74
Keurig Dr Pepper, 3.551%, 5/25/21	265,000	270
KeyBank, 3.35%, 6/15/21	260,000	265
KeyCorp, 2.90%, 9/15/20	40,000	40
Keysight Technologies, 3.30%, 10/30/19	25,000	25
Keysight Technologies, 4.55%, 10/30/24	230,000	245
Kilroy Realty, 3.45%, 12/15/24	40,000	41
Kilroy Realty, 4.25%, 8/15/29	25,000	27
Kilroy Realty, 4.375%, 10/1/25	15,000	16
Kimco Realty, 3.40%, 11/1/22	20,000	20
Kraft Heinz Foods, 4.00%, 6/15/23	300,000	314
Liberty Mutual Group, 4.25%, 6/15/23 (3)	10,000	10
Liberty Mutual Group, 4.85%, 8/1/44 (3)	20,000	22
Life Storage, 4.00%, 6/15/29	145,000	152
LYB International Finance II, 3.50%, 3/2/27	300,000	304
M&T Bank, 3.55%, 7/26/23	345,000	361
Marsh & McLennan, 3.30%, 3/14/23	10,000	10
Marsh & McLennan, 3.50%, 6/3/24	115,000	119
MassMutual Global Funding II, 1.95%, 9/22/20 (3)	200,000	199
Metropolitan Life Global Funding I, 2.05%, 6/12/20 (3)	150,000	150
Microchip Technology, 3.922%, 6/1/21	40,000	41
Micron Technology, 4.185%, 2/15/27	100,000	101
Microsoft, 4.20%, 11/3/35	90,000	103
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (3)	110,000	119
Mississippi Power, 3.95%, 3/30/28	170,000	180
Morgan Stanley, 3.125%, 1/23/23	485,000	494
Morgan Stanley, 4.10%, 5/22/23	200,000	209
Morgan Stanley, 4.30%, 1/27/45	45,000	50
Morgan Stanley, VR, 3.971%, 7/22/38 (8)	135,000	142
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	10,000	10
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	145,000	147
NBCUniversal Media, 5.15%, 4/30/20	40,000	41
New York Life Global Funding, 1.50%, 10/24/19 (3)	75,000	75
New York Life Global Funding, 3.25%, 8/6/21 (3)	135,000	138
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NextEra Energy Capital Holdings, Series H, 3.342%, 9/1/20	250,000	252
NiSource, 3.49%, 5/15/27	215,000	223
NiSource, 3.95%, 3/30/48	105,000	108
Nissan Motor Acceptance, 3.65%, 9/21/21 (3)	110,000	112
Northern Trust, 3.95%, 10/30/25	25,000	27
Nucor, 3.95%, 5/1/28	130,000	141
O'Reilly Automotive, 3.60%, 9/1/27	145,000	150
O'Reilly Automotive, 3.80%, 9/1/22	125,000	129
Occidental Petroleum, 3.40%, 4/15/26	75,000	76
Omnicom Group, 3.60%, 4/15/26	50,000	52
Omnicom Group, 3.65%, 11/1/24	50,000	52
Oracle, 2.25%, 10/8/19	25,000	25
Oracle, 2.40%, 9/15/23	300,000	301
PACCAR Financial, 3.10%, 5/10/21	175,000	177
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(10)	100,000	91
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(10)	94,000	86
Packaging Corp of America, 2.45%, 12/15/20	50,000	50
Packaging Corp of America, 3.65%, 9/15/24	15,000	16
Penske Truck Leasing, 3.20%, 7/15/20 (3)	65,000	65
PNC Financial Services Group, 3.30%, 3/8/22	20,000	20
President & Fellows of Harvard College, 3.619%, 10/1/37	25,000	26
Pricoa Global Funding I, 3.45%, 9/1/23 (3)	270,000	279
Principal Financial Group, 3.30%, 9/15/22	25,000	26
Principal Financial Group, 3.40%, 5/15/25	35,000	36
Providence Health & Services Obligated Group, 4.379%,
10/1/23	25,000	27
QVC, 4.85%, 4/1/24	20,000	21
Regency Centers, 4.125%, 3/15/28	35,000	38
Reinsurance Group of America, 5.00%, 6/1/21	20,000	21
Republic Services, 3.375%, 11/15/27	230,000	240
Republic Services, 5.50%, 9/15/19	25,000	25
Roper Technologies, 3.00%, 12/15/20	50,000	50
Roper Technologies, 3.80%, 12/15/26	50,000	53
Sabine Pass Liquefaction, 4.20%, 3/15/28	50,000	52
SBA Tower Trust, 2.898%, 10/15/19 (3)	25,000	25
Sempra Energy, 2.40%, 2/1/20	235,000	235

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Simon Property Group, 3.375%, 10/1/24	45,000	47
Spectra Energy Partners, 3.375%, 10/15/26	40,000	41
Spectra Energy Partners, 4.75%, 3/15/24	170,000	184
State Street, 2.55%, 8/18/20	65,000	65
State Street, 3.10%, 5/15/23	25,000	26
SunTrust Bank, VR, 3.502%, 8/2/22 (8)	350,000	358
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (3)	130,000	142
Time Warner Cable, 4.00%, 9/1/21	10,000	10
Time Warner Cable, 5.00%, 2/1/20	10,000	10
Time Warner Cable, 6.55%, 5/1/37	13,000	15
Time Warner Cable, 6.75%, 6/15/39	13,000	15
Toyota Motor Credit, 2.95%, 4/13/21	250,000	253
Trinity Health, 4.125%, 12/1/45	25,000	27
Union Pacific, 4.75%, 9/15/41	10,000	11
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	3,173	3
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26	4,007	4
United Technologies, 3.35%, 8/16/21	145,000	148
UnitedHealth Group, 3.75%, 7/15/25	40,000	43
Ventas Realty, 3.25%, 8/15/22	20,000	20
Verizon Communications, 2.625%, 8/15/26	230,000	229
Verizon Communications, 5.15%, 9/15/23	25,000	28
Visa, 2.15%, 9/15/22	90,000	90
Visa, 4.15%, 12/14/35	90,000	105
Vistra Operations, 3.55%, 7/15/24 (3)	135,000	136
Walmart, 3.40%, 6/26/23	300,000	314
Walt Disney, 4.50%, 2/15/21 (3)	20,000	21
Walt Disney, 5.65%, 8/15/20 (3)	20,000	21
Wells Fargo, 3.069%, 1/24/23	465,000	472
Wells Fargo, 3.50%, 3/8/22	95,000	97
Wells Fargo Bank, VR, 3.325%, 7/23/21 (8)	250,000	252
Western Gas Partners, 5.45%, 4/1/44	25,000	23
Western Midstream Operating, 4.00%, 7/1/22	20,000	20
Willis North America, 3.60%, 5/15/24	40,000	41
Willis North America, 4.50%, 9/15/28	160,000	173

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WP Carey, 3.85%, 7/15/29	215,000	219
		27,237
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2016-3,
Class B, 1.80%, 10/8/21	165,000	165
Arby's Funding, Series 2015-1A, Class A2, 4.969%, 10/30/45 (3)	96,250	98
Ascentium Equipment Receivables Trust, Series 2018-1A, Class
A3, 3.21%, 9/11/23 (3)	115,000	116
Avis Budget Rental Car Funding AESOP, Series 2015-1A, Class
A, 2.50%, 7/20/21 (3)	245,000	245
Avis Budget Rental Car Funding AESOP, Series 2016-2A, Class
A, 2.72%, 11/20/22 (3)	150,000	150
Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class
B, 3.55%, 9/22/25 (3)	105,000	108
BMW Vehicle Lease Trust, Series 2017-2, Class A3, 2.07%,
10/20/20	26,977	27
CarMax Auto Owner Trust, Series 2017-4, Class A3, 2.11%,
10/17/22	20,000	20
CarMax Auto Owner Trust, Series 2018-2, Class A3, 2.98%,
1/17/23	70,000	71
CNH Equipment Trust, Series 2017-C, Class A3, 2.08%, 2/15/23	40,000	40
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48 (3)	24,688	26
Ford Credit Auto Owner Trust, Series 2019-1, Class B, 3.82%,
7/15/30 (3)	205,000	213
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class
B, 2.34%, 9/15/22	105,000	105
GM Financial Automobile Leasing Trust, Series 2018-2, Class
A4, 3.16%, 4/20/22	65,000	66
GM Financial Consumer Automobile Receivables Trust, Series
2018-2, Class A3, 2.81%, 12/16/22	115,000	116
GreatAmerica Leasing Receivables Funding, Series 2017-1,
Class A3, 2.06%, 6/22/20 (3)	29,638	30
GreatAmerica Leasing Receivables Funding, Series 2018-1,
Class A3, 2.60%, 6/15/21 (3)	40,000	40
Hardee's Funding, Series 2018-1A, Class A2I, 4.25%, 6/20/48
(3)	44,663	45
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48
(3)	109,175	115
Hyundai Auto Receivables Trust, Series 2018-A, Class A3,
2.79%, 7/15/22	55,000	55
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Jimmy Johns Funding, Series 2017-1A, Class A2I, 3.61%,
7/30/47 (3)	24,500	25
MMAF Equipment Finance, Series 2017-B, Class A3, 2.21%,
10/17/22 (3)	100,000	100
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (3)	130,000	133
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4,
1.79%, 1/17/22	12,626	13
Planet Fitness Master Issuer, Series 2018-1A, Class A2I,
4.262%, 9/5/48 (3)	203,463	209
Santander Retail Auto Lease Trust, Series 2019-A, Class A3,
2.77%, 6/20/22 (3)	100,000	101
Sierra Timeshare Receivables Funding, Series 2015-3A, Class
A, 2.58%, 9/20/32 (3)	15,535	15
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (3)	178,054	179
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (3)	303,184	306
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (3)	100,000	104
Sonic Capital, Series 2018-1A, Class A2, 4.026%, 2/20/48 (3)	49,667	51
Synchrony Credit Card Master Note Trust, Series 2017-2, Class
A, 2.62%, 10/15/25	50,000	50
Verizon Owner Trust, Series 2017-1A, Class C, 2.65%, 9/20/21
(3)	200,000	200
World Omni Auto Receivables Trust, Series 2016-A, Class A3,
1.77%, 9/15/21	19,513	19
World Omni Auto Receivables Trust, Series 2018-A, Class A2,
2.19%, 5/17/21	22,877	23
World Omni Automobile Lease Securitization Trust, Series 2018-
A, Class B, 3.06%, 5/15/23	260,000	261
		3,640
Non-U.S. Government Mortgage-Backed Securities 0.5%
Ashford Hospitality Trust, Series 2018-ASHF, Class A, ARM, 1M
USD LIBOR + 0.90%, 3.225%, 4/15/35 (3)	172,118	172
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM,
1M USD LIBOR + 0.93%, 3.255%, 12/15/36 (3)	150,000	150
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (3)	100,000	105
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49	55,000	58
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CGGS Commercial Mortgage Trust, Series 2018-WSS, Class A,
ARM, 1M USD LIBOR + 0.90%, 3.225%, 2/15/37 (3)	125,000	125
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class
A4, 3.778%, 9/10/58	25,000	27
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class
AS, 3.915%, 4/14/50	100,000	106
COLT Mortgage Loan Trust, Series 2018-1, Class A1, CMO,
ARM, 2.93%, 2/25/48 (3)	32,476	32
Commercial Mortgage Trust, Series 2014-LC15, Class B, ARM,
4.599%, 4/10/47	45,000	48
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48	40,000	43
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48	60,000	64
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48	100,000	107
Connecticut Avenue Securities Trust, Series 2018-C03, Class
1M1, CMO, ARM, 1M USD LIBOR + 0.68%, 2.946%, 10/25/30	62,975	63
Connecticut Avenue Securities Trust, Series 2018-C05, Class
1M1, CMO, ARM, 1M USD LIBOR + 0.72%, 2.986%, 1/25/31	262,078	262
Connecticut Avenue Securities Trust, Series 2019-R03, Class
1M1, CMO, ARM, 1M USD LIBOR + 0.75%, 3.016%, 9/25/31 (3)	87,826	88
Deephaven Residential Mortgage Trust, Series 2018-1A, Class
A1, CMO, ARM, 2.976%, 12/25/57 (3)	44,473	44
Deephaven Residential Mortgage Trust, Series 2019-2A, Class
A1, CMO, ARM, 3.558%, 4/25/59 (3)	97,915	99
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (3)	66,134	67
Goldman Sachs Mortgage Securities Trust, Series 2013-GC16,
Class B, ARM, 5.161%, 11/10/46	175,000	192
Goldman Sachs Mortgage Securities Trust, Series 2015-GC32,
Class A4, 3.764%, 7/10/48	25,000	27
Goldman Sachs Mortgage Securities Trust, Series 2018-GS9,
Class A4, ARM, 3.992%, 3/10/51	65,000	71
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1,
CMO, ARM, 3.766%, 6/25/48 (3)	73,293	74
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48	50,000	54
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48	65,000	70
Mill City Mortgage Loan Trust, Series 2018-1, Class A1, ARM,
3.25%, 5/25/62 (3)	125,328	127

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Morgan Stanley Bank of America Merrill Lynch Trust, Series
2013-C9, Class A4, 3.102%, 5/15/46	20,000	20
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2014-C17, Class B, ARM, 4.464%, 8/15/47	20,000	21
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48	35,000	37
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47	85,000	91
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47	155,000	165
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2016-C30, Class A5, 2.86%, 9/15/49	25,000	25
New Orleans Hotel Trust, Series 2019-HNLA, Class C, ARM, 1M
USD LIBOR + 1.589%, 3.914%, 4/15/32 (3)	100,000	100
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (3)	15,000	15
Sequoia Mortgage Trust, Series 2018-CH1, Class A11, CMO,
ARM, 3.50%, 2/25/48 (3)	65,902	67
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (3)	91,353	94
Sequoia Mortgage Trust, Series 2018-CH4, Class A11, CMO,
ARM, 4.00%, 10/25/48 (3)	160,666	164
Structured Agency Credit Risk Debt Notes, Series 2018-SPI2,
Class M1, CMO, ARM, 3.817%, 5/25/48 (3)	67,247	67
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO,
ARM, 2.75%, 5/25/55 (3)	52,182	52
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57 (3)	98,911	99
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (3)	76,064	76
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO,
ARM, 3.626%, 3/25/58 (3)	68,462	69
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58	41,000	44
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.695%, 11/15/48	100,000	107
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, 3.767%, 7/15/58	75,000	80
		3,668

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U.S. Government & Agency Mortgage-Backed Securities
0.0% (11)
Federal Home Loan Mortgage
2.413%, 1/25/21	3,001	3
2.50%, 4/23/20	165,000	166
2.777%, 4/25/23	12,283	12
2.952%, 2/25/27	33,088	34
		215
U.S. Government Agency Obligations (Excluding Mortgage-
Backed) 7.8%
Federal Home Loan Banks, 1.00%, 9/26/19 (12)	200,000	200
U.S. Treasury Bonds, 2.50%, 2/15/45	145,000	144
U.S. Treasury Bonds, 2.75%, 11/15/42	65,000	68
U.S. Treasury Bonds, 2.75%, 8/15/47 (7)(13)	6,940,000	7,235
U.S. Treasury Bonds, 2.875%, 8/15/45	570,000	609
U.S. Treasury Bonds, 2.875%, 5/15/49	145,000	155
U.S. Treasury Bonds, 3.00%, 11/15/44	395,000	431
U.S. Treasury Bonds, 3.00%, 5/15/45	235,000	257
U.S. Treasury Bonds, 3.00%, 11/15/45	435,000	476
U.S. Treasury Bonds, 3.00%, 2/15/47	220,000	241
U.S. Treasury Bonds, 3.00%, 5/15/47	100,000	109
U.S. Treasury Bonds, 3.00%, 2/15/48	910,000	996
U.S. Treasury Bonds, 3.00%, 8/15/48	1,430,000	1,567
U.S. Treasury Bonds, 3.125%, 11/15/41 (7)	4,182,000	4,676
U.S. Treasury Bonds, 3.125%, 2/15/43	490,000	546
U.S. Treasury Bonds, 3.125%, 8/15/44	610,000	680
U.S. Treasury Bonds, 3.50%, 2/15/39	2,225,000	2,640
U.S. Treasury Bonds, 3.625%, 8/15/43	195,000	235
U.S. Treasury Bonds, 3.875%, 8/15/40	65,000	81
U.S. Treasury Bonds, 5.50%, 8/15/28	400,000	516
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 1/15/28	197,364	201
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	801,207	784
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 7/15/28	547,858	571
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	73,668	75

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	164,216	164
U.S. Treasury Inflation Indexed Bonds, 0.875%, 1/15/29	672,428	709
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	248,248	256
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	593,257	628
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	21,270	23
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	62,633	72
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	35,450	40
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	199,993	222
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/40	227,491	293
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41	44,438	58
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	1,219,031	1,466
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/21	2,229,133	2,202
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22	1,025,225	1,016
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	1,379,775	1,372
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23	1,788,482	1,775
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	1,227,569	1,220
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	1,799,474	1,798
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25	570,727	576
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	426,714	430
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	113,065	114
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24	1,390,590	1,405
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/21	1,423,721	1,428
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23	1,207,301	1,218
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26	515,179	527
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/21	395,459	397
U.S. Treasury Inflation-Indexed Notes, 1.375%, 1/15/20	52,581	52
U.S. Treasury Notes, 1.50%, 8/15/26	1,160,000	1,128
U.S. Treasury Notes, 1.625%, 2/15/26	35,000	34
U.S. Treasury Notes, 1.875%, 9/30/22	25,000	25
U.S. Treasury Notes, 2.00%, 11/30/22	565,000	568
U.S. Treasury Notes, 2.00%, 5/31/24	805,000	811
U.S. Treasury Notes, 2.125%, 5/31/21	21,500	22
U.S. Treasury Notes, 2.125%, 8/15/21	10,000	10
U.S. Treasury Notes, 2.25%, 11/15/27	35,000	36
U.S. Treasury Notes, 2.50%, 1/31/24	860,000	884
U.S. Treasury Notes, 2.625%, 7/31/20	50,000	50
.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U.S. Treasury Notes, 2.625%, 12/15/21	150,000	153
U.S. Treasury Notes, 2.625%, 2/28/23	180,000	185
U.S. Treasury Notes, 2.75%, 7/31/23	3,330,000	3,446
U.S. Treasury Notes, 2.75%, 2/15/24	110,000	114
U.S. Treasury Notes, 2.75%, 2/15/28 (7)	3,775,000	4,004
U.S. Treasury Notes, 2.875%, 8/15/28	550,000	590
		55,014
Municipal Securities 0.2%
California, Build America, GO, 7.625%, 3/1/40	35,000	56
Dormitory Auth. of the State of New York, Personal Income Tax,
Build America, Series F, 5.628%, 3/15/39	15,000	19
Florida State Board of Administration Fin. Corp., Series A,
2.638%, 7/1/21	45,000	45
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29	15,000	16
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	15,000	23
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42	175,000	182
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36	20,000	23
Metropolitan Transportation Auth., Build America, Series A-1,
5.871%, 11/15/39	15,000	20
Miami-Dade County Transit System, Build America, Series B,
5.624%, 7/1/40	160,000	208
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57	129,000	175
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	5,000	5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46	20,000	22
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23	50,000	50
Texas A&M University, Series B, 3.33%, 5/15/39 (14)	250,000	253
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	25,000	29
Univ. of California Regents, Build America, 5.77%, 5/15/43	15,000	20
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44	25,000	30

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36	110,000	118
		1,294
Bond Mutual Funds 19.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.48%
(15)(16)	1,461,045	13,646
T. Rowe Price Emerging Markets Local Currency Bond Fund,
5.42% (15)(16)	3,170,054	20,288
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.93% (15)(16)	3,405,620	29,765
T. Rowe Price Institutional Floating Rate Fund, 5.07% (15)(16)	716,364	7,071
T. Rowe Price Institutional High Yield Fund, 5.16% (15)(16)	1,691,001	14,847
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.58% (15)(16)	696,216	7,032
T. Rowe Price International Bond Fund - I Class, 1.61% (15)(16)	1,920,714	17,190
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 2.65%
(15)(16)	5,896,380	29,718
		139,557
Equity Mutual Funds 0.6%
T. Rowe Price Institutional Frontier Markets Equity Fund (15)	424,287	4,120
		4,120
Private Investment Companies 9.9%
Blackstone Partners Offshore Fund (1)(2)	59,620	70,256
		70,256
Total United States (Cost $428,915)		481,832

SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Treasury Reserve Fund, 2.36% (15)(17)	14,106,920	14,107
Total Short-Term Investments (Cost $14,107)		14,107

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 2.43% (15)(17)	183,352	1,834
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		1,834
Total Securities Lending Collateral (Cost $1,834)		1,834

Total Investments in Securities 100.0%
(Cost $640,790)		$708,114
Other Assets Less Liabilities 0.0%		228
Net Assets 100.0%		$708,342

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $13,030 and represents 1.8% of net assets.
(4)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5)	All or a portion of this security is on loan at July 31, 2019.
(6)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $361 and represents 0.1% of net assets.
(7)	All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2019.
(8)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9)	Organized as a closed-end management investment company.

T. ROWE PRICE GLOBAL ALLOCATION FUND

	(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
	(11)	The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
	(12)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
	(13)	At July 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
	(14)	When-issued security
	(15)	Affiliated Companies
	(16)	SEC 30-day yield
	(17)	Seven-day yield
	1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
	3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
	ADR	American Depositary Receipts
	ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
	AUD	Australian Dollar
	CAD	Canadian Dollar
	CHF	Swiss Franc
	CMO	Collateralized Mortgage Obligation
	CNH	Offshore China Renminbi
	DKK	Danish Krone
	ETF	Exchange-Traded Fund
	EUR	Euro
	FRN	Floating Rate Note
	GBP	British Pound
	GDR	Global Depositary Receipts
	GO	General Obligation
	HHEFA	Health & Higher Educational Facility Authority
	HKD	Hong Kong Dollar
	IDA	Industrial Development Authority/Agency
	ILS	Israeli Shekel
	JPY	Japanese Yen
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PTT	Pass-Through Trust
	REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
	SDR	Swedish Depositary Receipts
	SEK	Swedish Krona
	SGD	Singapore Dollar
	STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
	USD	U.S. Dollar
	VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
		Notional
Description	Contracts	Amount	Value
Amadeus IT Group, Call, 9/20/19 @ 76.00 (EUR)	1	7	$—
iShares iBoxx High Yield Corporate Bond ETF, Put,
8/16/19 @ $87.00	702	6,102	(40)
S&P 500 Index, Call, 8/16/19 @ $3,025.00	25	7,451	(28)
S&P 500 Index, Call, 8/16/19 @ $3,050.00	23	6,855	(11)
S&P 500 Index, Call, 8/16/19 @ $3,075.00	85	25,333	(12)
S&P 500 Index, Call, 9/20/19 @ $3,075.00	25	7,451	(38)
S&P 500 Index, Call, 9/20/19 @ $3,100.00	25	7,451	(24)
U.S. Treasury Long Bond futures, Call, 8/23/19 @
$157.00	9	1,400	(5)
U.S. Treasury Long Bond futures, Call, 8/23/19 @
$158.00	29	4,512	(8)
U.S. Treasury Long Bond futures, Call, 9/20/19 @
$158.00	23	3,561	(12)
U.S. Treasury Long Bond futures, Put, 8/23/19 @
$151.00	38	5,913	(4)
U.S. Treasury Long Bond futures, Put, 9/20/19 @
$150.00	23	3,561	(6)
Ubisoft Entertainment, Call, 8/16/19 @ 78.00 (EUR)	2	15	—
Ubisoft Entertainment, Call, 8/16/19 @ 74.00 (EUR)	1	7	—
Total Options Written (Premiums $(337))			$(188)

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

(AMOUNTS IN 000S)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
JPMorgan Chase	8/2/19	NZD	149	USD	98	$ —
JPMorgan Chase	8/2/19	USD	2,918	AUD	4,155	76
JPMorgan Chase	8/2/19	USD	3,767	CHF	3,663	83
JPMorgan Chase	8/2/19	USD	695	DKK	4,545	21
JPMorgan Chase	8/2/19	USD	12,794	EUR	11,208	385
JPMorgan Chase	8/2/19	USD	6,812	GBP	5,345	311
JPMorgan Chase	8/2/19	USD	1,513	HKD	11,816	3
JPMorgan Chase	8/2/19	USD	133	ILS	474	(2)
JPMorgan Chase	8/2/19	USD	9,662	JPY	1,038,772	112
JPMorgan Chase	8/2/19	USD	273	NOK	2,322	10
JPMorgan Chase	8/2/19	USD	100	NZD	149	2
JPMorgan Chase	8/2/19	USD	1,078	SEK	9,977	45
JPMorgan Chase	8/2/19	USD	549	SGD	742	9
JPMorgan Chase	9/4/19	USD	108	NZD	164	1
Morgan Stanley	8/2/19	AUD	4,155	USD	2,863	(22)
Morgan Stanley	8/2/19	CHF	3,663	USD	3,698	(15)
Morgan Stanley	8/2/19	DKK	4,545	USD	678	(4)
Morgan Stanley	8/2/19	EUR	11,208	USD	12,478	(69)
Morgan Stanley	8/2/19	GBP	5,345	USD	6,543	(43)
Morgan Stanley	8/2/19	HKD	11,816	USD	1,510	—
Morgan Stanley	8/2/19	ILS	474	USD	136	(1)
Morgan Stanley	8/2/19	JPY	1,038,772	USD	9,566	(16)
Morgan Stanley	8/2/19	NOK	2,322	USD	264	(2)
Morgan Stanley	8/2/19	SEK	9,977	USD	1,040	(7)
Morgan Stanley	8/2/19	SGD	742	USD	542	(2)
Morgan Stanley	9/4/19	USD	3,018	AUD	4,375	23
Morgan Stanley	9/4/19	USD	3,838	CHF	3,790	15
Morgan Stanley	9/4/19	USD	700	DKK	4,685	4
Morgan Stanley	9/4/19	USD	12,972	EUR	11,622	70
Morgan Stanley	9/4/19	USD	6,954	GBP	5,672	45
Morgan Stanley	9/4/19	USD	1,519	HKD	11,887	—
Morgan Stanley	9/4/19	USD	144	ILS	503	1
Morgan Stanley	9/4/19	USD	10,010	JPY	1,084,441	15
Morgan Stanley	9/4/19	USD	269	NOK	2,364	2
Morgan Stanley	9/4/19	USD	1,062	SEK	10,169	7
Morgan Stanley	9/4/19	USD	564	SGD	772	2
UBS Investment Bank	8/15/19	USD	128	JPY	13,756	1
Net unrealized gain (loss) on open forward
currency exchange contracts						$ 1,060

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 47 MSCI EAFE Index contracts	9/19	(4,431)	$(8)
Long, 479 Russell 2000 E-Mini Index contracts	9/19	37,762	1,000
Long, 43 S&P 500 E-Mini Index contracts	9/19	6,412	20
Short, 3 U.S. Treasury Long Bonds contracts	9/19	(467)	(6)
Long, 58 U.S. Treasury Notes five year contracts	9/19	6,818	(1)
Short, 21 U.S. Treasury Notes ten year contracts	9/19	(2,676)	(12)
Long, 9 U.S. Treasury Notes two year contracts	9/19	1,930	(4)
Long, 1 Ultra U.S. Treasury Bonds contracts	9/19	178	—
Long, 14 Ultra U.S. Treasury Notes ten year contracts	9/19	1,930	13

Net payments (receipts) of variation margin to date			(1,306)

Variation margin receivable (payable) on open futures
contracts			$(304)

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Global
Bond Fund - I Class	$(69)	$(378)	$350
T. Rowe Price Emerging Markets
Local Currency Bond Fund	(580)	2,244	852
T. Rowe Price Institutional
Emerging Markets Bond Fund	(259)	2,146	1,145
T. Rowe Price Institutional
Floating Rate Fund	(131)	25	309
T. Rowe Price Institutional
Frontier Markets Equity Fund	—	382	54
T. Rowe Price Institutional High
Yield Fund	(132)	498	536
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	—	192	66
T. Rowe Price International
Bond Fund - I Class *	(686)	(489)	290
T. Rowe Price Ultra Short-Term
Bond Fund - I Class	—	175	532
T. Rowe Price Treasury Reserve
Fund	—	—	211
T. Rowe Price Short-Term Fund	—	—	—++
Totals	$(1,857)#	$4,795	$4,345+

.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Dynamic
Global Bond Fund - I Class $	12,546	$3,047	$1,569	$13,646
T. Rowe Price Emerging
Markets Local Currency
Bond Fund	19,173	1,951	3,080	20,288
T. Rowe Price Institutional
Emerging Markets Bond
Fund	27,162	2,716	2,259	29,765
T. Rowe Price Institutional
Floating Rate Fund	12,993	309	6,256	7,071
T. Rowe Price Institutional
Frontier Markets Equity
Fund	3,184	554	—	4,120
T. Rowe Price Institutional
High Yield Fund	10,369	4,861	881	14,847
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class	2,990	3,850	—	7,032
T. Rowe Price International
Bond Fund - I Class *	17,831	3,734	3,886	17,190
T. Rowe Price Ultra Short-
Term Bond Fund - I Class	—	29,543	—	29,718
T. Rowe Price Treasury
Reserve Fund	32,232	¤	¤	14,107
T. Rowe Price Short-Term
Fund	2,154	¤	¤	1,834
				$159,618	^

# Capital gain distributions from mutual funds represented $2,755 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,345 of dividend income and $0 of interest income.
* Includes previously reported affiliate T. Rowe Price Institutional International Bond Fund;
acquired through a corporate action.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $160,530.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE GLOBAL ALLOCATION FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL ALLOCATION FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Investments in private investment companies generally are categorized either in Level 2 or 3, depending on the significance of unobservable inputs. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE GLOBAL ALLOCATION FUND

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 103,562	—	$ 103,562
Bond Mutual Funds	139,557	—	—	139,557
Common Stocks	197,652	173,442	131	371,225
Convertible Preferred Stocks	—	855	230	1,085
Equity Mutual Funds	4,120	—	—	4,120
Preferred Stocks	—	2,368	—	2,368
Private Investment Companies	—	—	70,256	70,256
Short-Term Investments	14,107	—	—	14,107
Securities Lending Collateral	1,834	—	—	1,834
Total Securities	357,270	280,227	70,617	708,114
Forward Currency Exchange Contracts	—	1,243	—	1,243
Total	$357,270	$ 281,470	70,617	$ 709,357
Liabilities
Options Written	$35	$ 153	—	$ 188
Forward Currency Exchange Contracts	—	183	—	183
Futures Contracts	304	—	—	304
Total	$339	$ 336	—	$ 675

1 Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal Securities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE GLOBAL ALLOCATION FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $2,768,000 for the period ended July 31, 2019.

($000s)	Beginning	Gain (Loss)			Ending
	Balance	During	Total	Total	Balance
	11/1/18	Period	Purchases	Sales	7/31/19
Investments in
Securities
Common
Stocks	$50	$—	$81	$—	$131
Convertible
Preferred
Stocks	19	2	209	—	230
Private
Investment
Companies	64,493	2,713	8,750	(5,700)	70,256
Total
Level 3	$64,562	$2,715	$9,040	$(5,700)	$70,617

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments in	Market Value	Valuation	Significant	Value or Range	Impact to
Securities	(000s)	Technique(s) +	Unobservable	of Input(s)	Valuation from
			Input(s)		an Increase in
					Input*

Common Stock	$131	Recent comparable	-#	-#	-#
		transaction price(s)
			Discount for lack of	100%	Decrease
			collectability
Convertible	$230	Recent comparable	-#	-#	-#
Preferred		transaction price(s)
Stocks

Private	$70,256	Rollforward of	Estimated return	0.51%	Increase
Investment		Investee NAV
Companies

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.